Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 823,937	$ 7,335	$ 1,972,562
Income tax of movements in cash flow hedge transactions	(165,985,007)	50,924,221	(39,826,484)
Total income tax relating to components of other comprehensive income	$ (165,161,070)	$ 50,931,556	$ (37,853,922)